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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH MARCH 2000

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                       Approx Asset
Date             Number    Price     Value or Approx        Seller
Each     Ident   Shrs      Per        Asset Cov/Shr       or Seller's
Trans     Sec    Purch     Share     at Time of Purch     Broker

03-01      GF     4000    14.6250        18.99           Weeden & Co.
03-02     " "    11800    14.5555        19.55                 " "
03-03     " "    11800    14.8676        19.53                 " "
03-06     " "    12000    14.9911        19.91                 " "
03-07     " "    12000    15.0833        19.77                 " "
03-08     " "     9800    15.1314        19.43                 " "
03-09     " "     7500    15.0833        19.88                 " "
03-10     " "    12000    15.1510        20.47                 " "
03-13     " "    10200    15.1458        20.19                 " "
03-14     " "     8900    15.6566        20.27                 " "
03-15     " "     8300    15.5791        19.63                 " "
03-16     " "    10800    15.8507        19.51                 " "
03-17     " "     9800    15.9515        19.83                 " "
03-20     " "     9500    15.9809        20.43                 " "
03-21     " "    10000    15.5081        20.23                 " "
03-22     " "     6000    15.4688        19.91                 " "
03-23     " "     4000    15.5469        19.66                 " "
03-24     " "    10000    15.6488        19.84                 " "
03-27     " "     8800    15.3026        19.82                 " "
03-28     " "     8800    15.3089        19.78                 " "
03-29     " "     8800    15.3139        19.45                 " "
03-30     " "     8500    14.8640        18.82                 " "
03-31     " "     8800    14.7429        18.83                 " "


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The New Germany Fund, Inc.
(Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement  04/01/00